Events After the Date of the Statement of Financial Position - Additional Information (Detail)	Apr. 02, 2019 $ / shares shares	Dec. 31, 2018 S/ / shares shares	Nov. 06, 2018 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares subscribed		69,380,402
Par value per share | (per share)		S/ 1.00	$ 0.6136
Private placement [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares subscribed	142,483,663
Number of shares fully paid	55,291,877
Number of shares not fully paid	87,191,786
Par value per share | $ / shares	$ 0.6136